Income Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate [Abstract]
US Federal income tax rate	21.00%	21.00%	21.00%
Effect of foreign operations taxed at various rates	(31.00%)	(5.50%)	6.00%
State income taxes, net of federal benefit	(0.10%)	0.50%	3.00%
Reserve on Hong Kong offshore and share-based compensation tax benefits	(2.70%)	(0.50%)	11.50%
Excessive share-based compensation tax benefits	0.00%	0.00%	(3.00%)
Non-deductible executives compensation	0.00%	0.00%	1.90%
Non-deductible impairment on digital assets	(34.30%)	(8.50%)	3.70%
Withholding tax on intercompany interest payment	(0.10%)	(0.20%)	0.00%
Non-taxable capital gain on investments/digital assets	52.50%	8.00%	0.00%
Others	(0.40%)	0.20%	0.10%
Effect of change in valuation allowance	(9.80%)	(14.00%)	0.00%
Total	(5.00%)	1.00%	44.20%